Quarterly Financial Data (Unaudited)	12 Months Ended
Mar. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)

NOTE 17 - QUARTERLY FINANCIAL DATA (UNAUDITED)

As a result of the consummation of the Plan of Conversion on April 1, 2014, the weighted average numbers of common shares and common stock equivalents outstanding, both basic and diluted, for all preceding periods, were retroactively adjusted to reflect the 0.9791 exchange ratio for holders of Clifton Savings Bancorp, Inc. shares receiving Clifton Bancorp Inc. shares.

	Quarter Ended
	June 30,	September 30,	December 31,	March 31,
	2013	2013	2013	2014
	(In Thousands, Except Per Share Data)
Interest income	$8,187	$8,310	$8,583	$8,657
Interest expense	2,514	2,514	2,491	2,343

Net Interest Income	5,673	5,796	6,092	6,314
Provision for loan losses	180	356	128	113
Non-interest income	883	321	311	352
Non-interest expenses	3,673	3,624	3,613	4,171
Income taxes	955	732	907	825

Net Income	$1,748	$1,405	$1,755	$1,557

Net income per common share—basic	$0.07	$0.06	$0.07	$0.06

Net income per common share—diluted	$0.07	$0.05	$0.07	$0.06

Dividends per common share	$0.06	$0.06	$0.06	$—

Weighted average number of common shares and common stock equivalents outstanding:
Basic	25,279	25,309	25,387	25,590

Diluted	25,508	25,555	25,643	25,817

	Quarter Ended
	June 30,	September 30,	December 31,	March 31,
	2012	2012	2012	2013
	(In Thousands, Except Per Share Data)
Interest income	$9,590	$8,940	$8,600	$8,263
Interest expense	3,436	3,064	2,800	2,537

Net Interest Income	6,154	5,876	5,800	5,726
Provision for loan losses	100	192	450	20
Non-interest income	171	396	278	309
Non-interest expenses	3,421	3,382	3,426	3,682
Income taxes	984	950	688	805

Net Income	$1,820	$1,748	$1,514	$1,528

Net income per common share - basic and diluted	$0.07	$0.07	$0.06	$0.06

Dividends per common share	$0.06	$0.06	$0.12	$—

Weighted average number of common shares and common stock equivalents outstanding:
Basic	25,118	25,135	25,153	25,189

Diluted	25,136	25,152	25,262	25,382